FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
SCHEDULE OF ESTIMATED FAIR VALUE OF THE FINANCIAL INSTRUMENT

The estimated fair value of the Company’s financial instrument at September 30, 2023 and December 31, 2022 are set forth below. The following summary excludes cash and cash equivalents, accounts receivable, other receivable, short-term loans payable, accounts payable, accrued expenses, contract liability, current portion of long-term debts, current operating and finance lease liabilities and other current liabilities for which fair values approximate their carrying amounts.

	Amount at Fair Value	Level 1	Level 2	Level 3
September 30, 2023
Liabilities
Public Warrants	$241,500	$241,500	$-	$-
Placement Warrants	$16,153	$-	$16,153	$-
Debt Warrants	$294,379	$-	$294,379	$-
Subtotal: Warrant liabilities	$552,032	$241,500	$310,532	-
Derivative Liability	$1,581,579	$-	$1,581,579	$-

Pono Capital Corp [Member]
SCHEDULE OF ESTIMATED FAIR VALUE OF THE FINANCIAL INSTRUMENT

The following tables present information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2022 and December 31, 2021 and indicate the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value:

Description	Amount at Fair Value	Level 1	Level 2	Level 3
December 31, 2022
Assets
Marketable securities held in Trust Account:	$120,600,737	$120,600,737	$—	$—
Liabilities
Public Warrants	$603,750	$—	$603,750	$—
Placement Warrants	$39,463	$—	$39,463	$—
Sponsor Working Capital Loan	$150,000	$—	$—	$150,000

Description	Amount at Fair Value	Level 1	Level 2	Level 3
December 31, 2021
Assets
Marketable securities held in Trust Account:	$116,728,213	$116,728,213	$—	$—
Liabilities
Public Warrants	$4,052,888	$4,052,888	$—	$—
Placement Warrants	$190,151	$—	$—	$190,151

SCHEDULE OF CHANGE IN FAIR VALUE OF THE WARRANT LIABILITIES

	Warrants	Working Capital Loans
Fair value as of February 12, 2021 (inception)	$—	$—
Initial measurement on August 13, 2021 (Level 3)	9,864,941	—
Change in fair value	(5,621,902)	—
Transfer to Level 1	(4,052,888)	—
Fair value as of December 31, 2021	$190,151	$—

	Warrants	Working Capital Loans
Fair value as of December 31, 2021	$190,151	$—
Initial measurement of draw on Sponsor Working Capital Loan on April 1, 2022	—	23,000
Initial measurement of draw on Sponsor Working Capital Loan on May 24, 2022	—	13,000
Change in fair value of Placement Warrants through June 30, 2022	(166,676)	—
Initial measurement of draw on Sponsor Working Capital Loan on July 16, 2022	—	7,000
Initial measurement of draw on Sponsor Working Capital Loan on August 8, 2022	—	13,600
Initial measurement of Placement Warrants issued on August 10, 2022	7,763	—
Initial measurement of draw on Sponsor Working Capital Loan on September 12, 2022	—	35,400
Transfer to Level 2 of Placement Warrants at September 30, 2022	(31,238)	—
Initial measurement of draw on Sponsor Working Capital Loan on October 27, 2022	—	33,000
Initial measurement of draw on Sponsor Working Capital Loan on December 13, 2022	—	42,400
Change in fair value of Sponsor Working Capital Loan	—	(17,400)
Fair value as of December 31, 2022	$—	$150,000

SCHEDULE OF FAIR VALUE MEASUREMENT INPUTS AND VALUATION TECHNIQUES

The following table provides quantitative information regarding Level 3 fair value measurements inputs of the Placement Warrants as of their measurement dates:

As of December 31, 2021
Stock price	$9.97
Strike price	$11.50
Term (in years)	5.6
Post-Merger Period Volatility	9.5%
Risk-free rate	1.3%
Dividend yield	—%
Probability of completing a Business Combination	90.0%
Fair value of warrants	$0.49

The Sponsor Working Capital Loan was valued using a Black-Scholes method that is adjusted for the estimated probability of the Company completing a Business Combination, which is considered to be a Level 3 fair value measurement. The estimated fair value of each draw of the Sponsor Working Capital Loan was based on the following significant inputs:

	As of December 31, 2022	As of December 13, 2022 (Initial Measurement)	As of October 27, 2022 (Initial Measurement)	As of September 12, 2022 (Initial Measurement)	As of August 8, 2022 (Initial Measurement)	As of July 16, 2022 (Initial Measurement)	As of May 24, 2022 (Initial Measurement)	As of April 1, 2022 (Initial Measurement)
Unit price	$10.40	$10.29	$10.23	$10.12	$10.10	$10.10	$10.08	$10.38
Conversion price	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Expected term	0.1	0.2	0.3	0.2	0.3	0.3	0.4	0.5
Unit volatility	12.6%	7.8%	9.2%	5.2%	1.4%	5.9%	5.5%	14.0%
Dividend yield	—%	—%	—%	—%	—%	—%	—%	—%
Risk free rate	4.2%	4.1%	4.2%	2.9%	2.7%	2.5%	1.2%	1.1%
Discount rate	6.2%	6.1%	6.4%	5.7%	6.3%	8.5%	5.0%	4.4%
Probability of completing initial Business Combination	15%	15%	15%	20%	16%	20.0%	20%	20%
Fair value of Sponsor Working Capital Loan	$150,000	$42,400	$33,000	$35,400	$13,600	$7,000	$13,000	$23,000